Operating Leases - Charters-in (Detail) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($) vessel credit_facility	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset				$ 42,894	$ 14,257
Time-charter hire expenses (note 13)				(27,374)	(15,440)	$ (56,719)
Short-term Lease, Cost				900	2,500
Lessee, Operating Lease, Liability, Payments, Due				81,044
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability				$ 42,900	$ 16,400	800
Fso [Member]
Property Subject to or Available for Operating Lease [Line Items]
Right-of-use Asset, Amount derecognized		$ 29,700
Right-of-use liability, Amount derecognized		$ 29,500
Shuttle Tankers
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset						50,700
Operating Lease, Liability						$ 50,700
Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel					8
Teekay Tankers | March 2022 Sale Leaseback
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel				8
Sale Leaseback Transaction, Net Proceeds	$ 177,300
Teekay Tankers | Suezmax Tanker
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel				1
Lessee, Operating Lease, Term of Contract				54 months
Lessor, Operating Lease, Option to Extend				18
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset				$ 39,200
Number Of Vessels Chartered In | vessel				5
Operating Lease, Liability				$ 39,200
Lessor, Operating Lease, Option to Extend				one
Teekay Tankers | LR2 and Aframax Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel				1
Lessee, Operating Lease, Term of Contract					24 months
Teekay Tankers | LR2 and Aframax Tankers | Subsequent Events
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset			$ 18,400
Number Of Vessels Chartered In | vessel			2
Lessee, Operating Lease, Term of Contract			1 year
Operating Lease, Liability			$ 20,700
Teekay Tankers | LR2 and Aframax Tankers | Subsequent Events | December 2020 contract
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel			1
Lessee, Operating Lease, Term of Contract			7 years
Number of extension options | credit_facility			3
Charter Contract Extension, Period			1 year
Teekay Tankers | LR2 and Aframax Tankers | Subsequent Events | December 2022 contract
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel			1
Lessee, Operating Lease, Term of Contract			3 years
Charter Contract Extension, Period			1 year
Teekay Tankers | Lightering Support Vessel
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset				$ 2,100
Modifications to Number of Vessels Chartered In | vessel				2
Teekay Tankers | Suezmax, LR2 and Aframax Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel				7
Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Time-charter hire expenses (note 13)				$ (26,500)	$ (11,300)
Operating Lease, Weighted Average Remaining Lease Term				3 years 4 months 24 days	1 year 6 months
Operating Lease, Weighted Average Discount Rate, Percent				6.00%	4.30%
Lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Time-charter hire expenses (note 13)				$ (11,400)	$ (3,900)
Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Liability				43,443
Lessee, Operating Lease, Liability, Payments, Due				48,475
Non-lease Component [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Liability, Payments, Due				32,569
Non-lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Time-charter hire expenses (note 13)				$ (15,100)